Condensed Consolidating Financial Information (Narrative) (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 28, 2016
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 3,036,705,000	$ 3,121,558,000
Parent
Debt Instrument [Line Items]
Subsidiaries, Ownership Percentage			100.00%
Long-term Debt, Gross	$ 3,036,705,000	$ 3,121,558,000
Parent | Senior Notes | 6.875 % Senior Notes Due 2023
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.875%	6.875%
Parent | Senior Notes | 6.375% Senior Notes Due 2026
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.375%	6.375%
Parent | Senior Notes | 6.000% Senior Notes Due 2026
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%
Fair Value, Measurements, Nonrecurring [Member] | Parent | Senior Notes | 6.875 % Senior Notes Due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 750,000,000	$ 750,000,000
Fair Value, Measurements, Nonrecurring [Member] | Parent | Senior Notes | 6.375% Senior Notes Due 2026
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 750,000,000	750,000,000
Fair Value, Measurements, Nonrecurring [Member] | Level 1 | Parent | Senior Notes | 6.875 % Senior Notes Due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross		750,000,000
Fair Value, Measurements, Nonrecurring [Member] | Level 1 | Parent | Senior Notes | 6.375% Senior Notes Due 2026
Debt Instrument [Line Items]
Long-term Debt, Gross		750,000,000
Fair Value, Measurements, Nonrecurring [Member] | Level 1 | Parent | Senior Notes | 6.000% Senior Notes Due 2026
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 700.0